OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Employee related liabilities	397	370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	942	976